VictoryShares International Free Cash Flow Growth ETF Investment Strategy - VictoryShares International Free Cash Flow Growth ETF	Jun. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its assets in securities in the Victory International Free Cash Flow Growth Index (the “Index”). VettaFi LLC (the “Index Provider”) constructs the Index in accordance with a rules-based methodology that screens for positive free cash flow and selects 100 growth companies with the highest score (each as described below) within the VettaFi Developed Market Ex US Index (the “Parent Index”). The Index Provider is not affiliated with the Fund or the Adviser. The Index is designed to deliver exposure to equity securities of non-U.S. developed markets of growth companies. To be included in the Index, these non-U.S. large-capitalization growth companies generally will have a positive “free cash flow growth trend” and have a high “free cash flow return on invested capital.” The initial Index universe is derived from the component companies of the Parent Index, excluding financial and real estate companies including real estate investment trusts.“Free Cash Flow Return on Invested Capital” is a financial profitability metric that compares the free cash flow a company is expected to earn against its invested capital. The ratio is calculated by taking the free cash flow divided by invested capital, which is comprised of shareholder equity and long-term debt. The Index Provider screens the initial universe of companies based on their projected free cash flows and earnings. Companies with negative projected free cash flows or earnings are removed from the Index universe. Companies are then evaluated to remove any stocks that have a negative “free cash flow growth trend.” A negative “free cash flow growth trend” is defined as a decreasing trend in free cash flow generation over the trailing five years. Conversely, a positive “free cash flow growth trend” is defined as an increasing trend in free cash flow generation over the trailing five years. The remaining companies are ranked by their ratio of free cash flow return on invested capital. A growth score is then derived from each company’s growth metrics (evaluated using sales and EBITDA trends for the 150 companies with the highest free cash flow return on invested capital. The 100 companies with the highest growth scores are selected by the Index Provider for inclusion in the Index. Free Cash Flow Return on Invested Capital =Money the company has left over after paying its operating expenses and capital expensesTotal shareholder equity and long-term debtThe rules-based methodology assigns weightings by measuring a combination of total free cash flow and “absolute momentum,” which is defined as the absolute value of a company’s trailing 12-month, risk-adjusted total return and accounts for the magnitude of price fluctuations over the specified period without regard to whether the return is positive or negative. Individual companies are capped at 4% of the Index. The rules-based methodology also limits the weight assigned to companies in any one sector. That is, companies in any one sector will not exceed 45% of the Index. In addition, the allocation of companies in any single sector (or “weighting”) will not exceed a weighting of more than 20% greater than the weighting of that sector in the Parent Index. The Index rebalances quarterly and is reconstituted semi-annually.The Fund generally seeks to track the returns of the Index before fees and expenses by employing a replication strategy that seeks to hold all the stocks in the Index. The Fund also may invest up to 20% of its assets in instruments other than the securities in the Index, such as derivatives, including index futures, which the Fund may use for cash management to provide for liquidity to pay redemptions and fees (attempting to remain fully invested while maintaining liquidity).The Fund will concentrate its investments (i.e., hold more than 25% of its assets) in a particular industry or group of industries to the extent that the Index is concentrated. As of the date of this Prospectus, the Fund is not concentrated in any industry or group of industries. The degree to which certain sectors, industries, or asset classes are represented in the Index may change over time.
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., hold more than 25% of its assets) in a particular industry or group of industries to the extent that the Index is concentrated. As of the date of this Prospectus, the Fund is not concentrated in any industry or group of industries. The degree to which certain sectors, industries, or asset classes are represented in the Index may change over time.